RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 2,341,620	$ 2,983,342
Asset Management and Reporting Fee	346,665	513,479
Fund Management Fee net of Asset Management and Reporting Fee	1,994,955	2,469,863
Series Twenty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	19,821	24,843
Asset Management and Reporting Fee	2,617	1,367
Fund Management Fee net of Asset Management and Reporting Fee	17,204	23,476
Series Twenty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	7,654	10,872
Asset Management and Reporting Fee	2,051	2,051
Fund Management Fee net of Asset Management and Reporting Fee	5,603	8,821
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	29,212	29,208
Asset Management and Reporting Fee	1,100	1,100
Fund Management Fee net of Asset Management and Reporting Fee	28,112	28,108
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	22,224	37,362
Asset Management and Reporting Fee	1,750	5,080
Fund Management Fee net of Asset Management and Reporting Fee	20,474	32,282
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	50,352	50,352
Asset Management and Reporting Fee	4,669	10,067
Fund Management Fee net of Asset Management and Reporting Fee	45,683	40,285
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	11,374	23,736
Asset Management and Reporting Fee	1,692	7,360
Fund Management Fee net of Asset Management and Reporting Fee	9,682	16,376
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	76,308	93,076
Asset Management and Reporting Fee	3,841	5,341
Fund Management Fee net of Asset Management and Reporting Fee	72,467	87,735
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	41,073	116,442
Asset Management and Reporting Fee	10,760	16,630
Fund Management Fee net of Asset Management and Reporting Fee	30,313	99,812
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	35,376	44,679
Asset Management and Reporting Fee	2,000	23,000
Fund Management Fee net of Asset Management and Reporting Fee	33,376	21,679
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	80,369	82,187
Asset Management and Reporting Fee	19,387	7,655
Fund Management Fee net of Asset Management and Reporting Fee	60,982	74,532
Series Thirty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	54,481	69,684
Asset Management and Reporting Fee	50,954	10,216
Fund Management Fee net of Asset Management and Reporting Fee	3,527	59,468
Series Thirty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	81,582	134,262
Asset Management and Reporting Fee	1,500	13,000
Fund Management Fee net of Asset Management and Reporting Fee	80,082	121,262
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	99,208	163,266
Asset Management and Reporting Fee	19,500	18,460
Fund Management Fee net of Asset Management and Reporting Fee	79,708	144,806
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	63,077	65,592
Asset Management and Reporting Fee	32,340	8,670
Fund Management Fee net of Asset Management and Reporting Fee	30,737	56,922
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	49,462	70,741
Asset Management and Reporting Fee	6,200	29,315
Fund Management Fee net of Asset Management and Reporting Fee	43,262	41,426
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	56,268	93,350
Asset Management and Reporting Fee	8,859	49,903
Fund Management Fee net of Asset Management and Reporting Fee	47,409	43,447
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	30,504	46,580
Asset Management and Reporting Fee	1,910	41,910
Fund Management Fee net of Asset Management and Reporting Fee	28,594	4,670
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	46,143	117,308
Asset Management and Reporting Fee	8,018	10,518
Fund Management Fee net of Asset Management and Reporting Fee	38,125	106,790
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	72,936	130,774
Asset Management and Reporting Fee	10,700	27,354
Fund Management Fee net of Asset Management and Reporting Fee	62,236	103,420
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	5,130	56,801
Asset Management and Reporting Fee	0	4,200
Fund Management Fee net of Asset Management and Reporting Fee	5,130	52,601
Series Forty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	111,663	137,464
Asset Management and Reporting Fee	11,475	11,425
Fund Management Fee net of Asset Management and Reporting Fee	100,188	126,039
Series Forty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	197,680	224,592
Asset Management and Reporting Fee	13,663	27,952
Fund Management Fee net of Asset Management and Reporting Fee	184,017	196,640
Series Forty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	158,605	171,480
Asset Management and Reporting Fee	23,102	19,180
Fund Management Fee net of Asset Management and Reporting Fee	135,503	152,300
Series Forty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	219,297	230,772
Asset Management and Reporting Fee	24,795	40,748
Fund Management Fee net of Asset Management and Reporting Fee	194,502	190,024
Series Forty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	231,301	239,076
Asset Management and Reporting Fee	28,120	32,904
Fund Management Fee net of Asset Management and Reporting Fee	203,181	206,172
Series Forty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	281,324	282,759
Asset Management and Reporting Fee	28,996	59,598
Fund Management Fee net of Asset Management and Reporting Fee	252,328	223,161
Series Forty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	209,196	236,084
Asset Management and Reporting Fee	26,666	28,475
Fund Management Fee net of Asset Management and Reporting Fee	$ 182,530	$ 207,609